Notes to Profit or Loss - Summary of Income Taxes (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current Tax Benefit / (Expense)	€ (1,000)	€ 1,000	€ (534,000)
Deferred Tax Benefit / (Expenses)	3,507,000	4,304,000	(502,000)
Actual Income Tax	€ 3,506,419	€ 4,304,674	€ (1,036,365)